SEGMENT REPORTING (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENT REPORTING
Revenue	$ 71,187	$ 58,972	$ 74,144
Long-lived assets	40,822	38,566
Mainland China
SEGMENT REPORTING
Revenue	18,186	12,010	6,622
Long-lived assets	40,349	37,608
Hong Kong
SEGMENT REPORTING
Revenue	53,001	46,962	67,522
Long-lived assets	318	760
USA
SEGMENT REPORTING
Long-lived assets	$ 155	$ 198